Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets	$ 2,405,864,916	$ 1,976,229,087
CHILE
Assets	1,924,196,897	1,689,394,491
ARGENTINA
Assets	373,091,516	213,714,384
URUGUAY
Assets	26,925,415	25,015,615
PARAGUAY
Assets	53,126,091	48,104,597
BOLIVIA
Assets	$ 28,524,997	$ 0